Other Losses (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Schedule of Other Losses
Other losses consist of the following:

	2019	2018
Pension and other post-employment non-service costs (note 10)	$(17,332)	$(4,990)
Acquisition and transition-related costs (note 3)	(11,609)	(687)
Other	(15,085)	(2,725)
	$(44,026)	$(8,402)